Subsequent Events	6 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTS
Approval of Dividends
On November 14, 2025, the Board of Directors of MUFG approved the payment of semi-annual interim cash dividends of ¥35.0 per share of Common stock, totaling ¥399,183 million, that were payable on December 5, 2025 to the shareholders of record on September 30, 2025.
Repurchase and Cancellation of own shares
At the meeting of the Board of Directors of MUFG held on November 14, 2025, it was resolved to repurchase up to 130,000,000 shares of MUFG’s common stock by market purchases based on the discretionary dealing contract regarding repurchase of its own shares for approximately ¥250 billion, in aggregate, from November 17, 2025 to February 27, 2026. The repurchase plan as authorized by the Board of Directors of MUFG allowed for the repurchase of an aggregate amount of up to 130,000,000 shares, which represents the equivalent of 1.1% of the total number of common shares outstanding excluding its own shares, or of an aggregate repurchase amount of up to ¥250 billion. The purpose of the repurchase is to enhance the return of earnings to shareholders, to improve capital efficiency, and to implement flexible capital policies. Also, on November 28, 2025, MUFG canceled 200,000,000 shares in satisfaction of the resolution adopted at the meeting of the Board of Directors of MUFG held on November 14, 2025.
Acquisition of Shriram Finance Limited’s shares
On December 19, 2025, MUFG Bank entered into an investment agreement with Shriram Finance Limited (“Shriram Finance”), a non-banking financial company in India, and its major shareholders, Shriram Ownership Trust and Shriram Capital Private Limited, to acquire 20.0% of the shares of Shriram Finance for approximately INR396.2 billion (approximately ¥682.3 billion) through a preferential allotment of newly issued shares. The completion of this investment is subject to approvals from the relevant regulatory authorities. Upon completion of this investment, Shriram Finance is expected to become an equity method investee of MUFG.